Interests in Structured Entities - Schedule Investment and Maximum Exposure to Loss Related to Significant Unconsolidated Structured Entities (Detail) - Unconsolidated structured entities [Member] - Investment SEs [Member] - CAD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	$ 4,644	$ 4,664
Company's maximum exposure to loss	4,644	4,677
Leveraged leases [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	3,371	3,371
Company's maximum exposure to loss	3,371	3,371
Timberland companies [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	776	752
Company's maximum exposure to loss	776	765
Real estate companies [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	497	541
Company's maximum exposure to loss	$ 497	$ 541